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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                Name:     Triple Frond Partners LLC
                Address:  1301 Second Avenue, Suite 2850
                          Seattle, WA 98101

Form 13F File Number: 28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                 Name:   Charles F. Pollnow IV
                 Title:  Manager of Triple Frond Partners LLC
                 Phone:  206-332-1215

Signature, Place, and Date of Signing:


/s/ Charles F. Pollnow                         Seattle, WA           October 17, 2011
------------------------------------
Charles F. Pollnow IV
Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Managers Reporting for this Manager: None.

List of Other Included Managers:

No. Form 13F File Number  Name
--- --------------------  ----
 1       28-13332         Hawk Hill Capital Partners, LP

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                         ----------
Form 13F Information Table Entry Total:          12
                                         ----------
Form 13F Information Table Value Total:     274,478
                                         ----------
                                         (thousands)

                                      2

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                          FORM 13F INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                                                                                                    ---------------------
                               TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                  CLASS      CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                 -------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
COCA COLA ENTERPRISES INC        COM    19122 T10 9  26,472  1,064,000 SH          SOLE       1     1,064,000
CRH P L C                       SPON
                                 ADR    12626K 20 3   8,826    569,065 SH          SOLE       1       569,065
DIAGEO P L C                    SPON
                                 ADR     25243Q20 5  22,399    295,000 SH          SOLE       1       295,000
EMBOTELLADORA ANDINA S A        SPON
                                ADR A   29081P 20 4   8,500    414,624 SH          SOLE       1       414,624
GRIFOLS S A                     SPON
                                 ADR    398438 30 9  31,756  4,969,600 SH          SOLE       1     4,969,600
HCC INS HLDGS INC                COM    404132 10 2  31,383  1,160,180 SH          SOLE       1     1,160,180
HEWLETT- PACKARD CO              COM    428236 10 3  13,425    598,000 SH          SOLE       1       598,000
LIFE TIME FITNESS INC            COM    53217R 20 7  22,431    608,720 SH          SOLE       1       608,720
MCGRATH RENTCORP                 COM    580589 10 9  10,788    453,481 SH          SOLE       1       453,481
PROGRESSIVE CORP OHIO            COM    743315 10 3  28,416  1,600,000 SH          SOLE       1     1,600,000
RENAISSANCERE HOLDING LTD        COM      G7496G103  18,693    293,000 SH          SOLE       1       293,000
TIME WARNER CABLE INC            COM    88732J 20 7  51,389    820,000 SH          SOLE       1       820,000
                                                    274,478
                                                    -------